Intangible Assets - Summary of Intangible Assets Under Development (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of detailed information about intangible assets [abstract]
Cost as at April 1,	₨ 227,195.6		₨ 224,359.5	$ 3,285.3
Additions	173,698.8	$ 2,511.7	161,196.8
Transferred to other intangible assets	(122,621.4)		(164,960.7)	(1,773.1)
Transferred to Held for Sale			(1,901.0)
Reversal of assets classified as held for sale	125.4	1.8
Provision for impairment/Write off	(53,864.8)	(778.9)	(15,766.4)
Currency translation	(4,820.0)	$ (69.7)	24,267.4
Balance at the end	₨ 219,713.6		₨ 227,195.6	$ 3,177.1